Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended				12 Months Ended
	Dec. 15, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Rate						5.00%	1.00%
Share price							$ 0.35
Accrued interest		$ 92,799				$ 77,287	$ 33,897
Operating Expenses		425,094	$ 1,053,975			2,426,539	$ 2,820,895
Convertible Note Interest Rate							10.00%
Original Issue Discount Rate							7.00%
Maturity Of Convertible Notes Payable							December 31, 2023
Conversion Of Common Stock							$ 0.35
Debt Discount		28,000				28,000
Loans payable - related parties						0	$ 4,000
Unamortized Debt Discount						0	16,998
Convertible notes payable - related parties						500,000	478,331
Accrued compensation		165,000				134,750	127,500
Reimbursable expenses						0	6,923
Stock issued during period, value		391,225	575,855			2,308,674	149,687
Loss on settlement of debt		$ 0	(60,938)			$ 80,532	$ 209,598
Minimum [Member]
Interest Rate	10.00%	10.00%				10.00%
RSU's granted shares							11,500,000
Maximum [Member]
Interest Rate	13.00%	13.00%				13.00%
RSU's granted shares							13,225,000
Equity transactions [Member]
Accrued compensation						$ 218,250
Stock issued during period, share						1,204,688
Stock issued during period, value						$ 271,031
Loss on settlement of debt						52,781
Common stock share acquired							2,228,115
Loans Payable Related Parties [Member]
Interest Rate							10.00%
Interest expense - related party		$ 19,231	19,466			75,684	$ 36,531
Debt discount amortization related to OID		0	$ 5,912			21,669	13,331
Accrued interest						0	224
Loans Payable Advances Related Parties [Member]
Interest expense - related party						222	25,292
Accrued interest						0	6,569
Operating Expenses							315,000
Loan amount converted to a convertible note payable							372,000
Repayment of loan							118,000
Outstanding principal balance							0
Officers And Directors [Member]
Loan To Company							$ 93,000
Interest Rate							10.00%
Share price							$ 0.35
Accrued interest		18,157				14,438	$ 4,034
Original Issue Discount Rate							7.00%
Maturity Of Convertible Notes Payable							December 31, 2023
Conversion Of Common Stock							$ 0.35
Debt Discount		7,000				7,000	$ 7,000
Unamortized Debt Discount		0				0	4,671
Principal amount converted to convertible note payable							372,000
Related parties [Member]
Accrued interest		$ 110,956				91,725	$ 37,931
Mr. Schiliro [Member] | Equity transactions [Member]
Accrue compensation					$ 45,000
Stock issued during period, share				150,000
Stock issued during period, value				$ 72,000
Loss on debt settlement				$ 27,000
Mr. Schiliro [Member] | Loans Payable Advances Related Parties [Member]
Interest Rate							10.00%
Accrued interest						0	$ 5,802
Operating Expenses							64,275
Repayment of loan							108,275	$ 44,000
Outstanding principal balance							$ 0
Kristofer Heaton [Member] | Loans Payable Advances Related Parties [Member]
Interest Rate							10.00%
Accrued interest						0	$ 446
Operating Expenses							4,000
Repayment of loan						$ 4,000
Outstanding principal balance							$ 0
Mr. Thom and Mr. Schiliro [Member] | Equity transactions [Member]
Stock issued during period, share							300,000
Stock issued during period, value							$ 344,250
Mr. Thom [Member] | Equity transactions [Member]
Accrue compensation					45,000
Stock issued during period, share				150,000
Stock issued during period, value				$ 72,000
Loss on debt settlement				$ 27,000
Mr. Heaton [Member] | Equity transactions [Member]
Accrue compensation					$ 37,500
Stock issued during period, share				125,000			250,000
Stock issued during period, value				$ 60,000
Loss on debt settlement				$ 22,500